Pay vs Performance Disclosure - USD ($)		12 Months Ended
		Dec. 31, 2025	Dec. 31, 2024
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table	Pay-Versus-Performance Disclosure

In accordance with rules adopted by the SEC pursuant to the Dodd-Frank Wall Street Reform and Consumer Protection Act of 2010, we provide the following disclosure regarding the relationship between executive compensation and our financial performance for the fiscal years listed below. The Compensation Committee did not consider the pay versus performance disclosure below in making its pay decisions for any of the years shown. For fiscal year 2025, the Company’s Principal Executive Officer (“PEO”) was Murray Stahl, who served as Chief Executive Officer during the year until his passing on April 7, 2026.

	Summary Compensation Total for PEO	Compensation Actually Paid to PEO	Average Summary Compensation Total for Non-PEO NEO's	Average Compensation Actually Paid to Non-PEO NEO's	Value of Initial Fixed $100 Investment Based on Total Shareholder Return (1)	Net Income (000's) (2)
2025	$410,000	$410,000	$862,344	$862,344	$112	$5,118
2024	$405,990	$386,400	$970,000	$970,000	$170	$92,472

(1) On August 1, 2024, the Company, formerly known as “Scott's Liquid Gold-Inc.,” completed its previously announced merger in accordance with the terms and conditions of the Agreement and Plan of Merger, dated December 19, 2023, as amended (collectively, the “Merger Agreement”), by and among Scott’s, Horizon Kinetics and HKNY One, LLC, a Delaware limited liability company and wholly-owned subsidiary of Scott’s (“Merger Sub”). In accordance with the Merger Agreement, Merger Sub merged with and into Horizon Kinetics, with Horizon Kinetics surviving the merger as a wholly-owned subsidiary of the Company (the “Merger”). As a result of the Merger, the Company became a publicly traded company on the OTC markets (HKHC). Values in this column assume $100 was invested in the Company for the period starting upon the completion of the Merger , with dividends reinvested, through the end of the listed year.

(2) Net Income for the fiscal year 2025 includes a period prior to the Merger.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Company Total Stockholder Return (“TSR”)

The chart above sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEO, and the Company’s cumulative TSR for the fiscal years listed.

Description of Relationship Between PEO and Non-PEO NEO Compensation Actually Paid and Net Income

The chart above sets forth the relationship between Compensation Actually Paid to our PEO, the average of Compensation Actually Paid to our Non-PEO NEO, and our Net Income during the fiscal years listed.

Named Executive Officers, Footnote

Name and Principal Position	Year	Salary ($)	Bonus ($)	Stock Awards ($)	Option Awards ($)	Non-Equity Incentive Plan Compensation ($)	Non-qualified Deferred Compensation Earnings ($)	All Other Compensation(1) ($)	Total ($)
Murray Stahl	2025	$410,000	$-	$-	$-	$-	$-	$-	$410,000
Chief Executive Officer and Chief Investment Officer (Served in 2025 until his passing April 7, 2026)	2024	$386,400	$-	$-	$-	$-	$-	$19,590	$405,990

Jay Kesslen	2025	$1,000,000	$23,262	$-	$-	$-	$-	$-	$1,023,262
General Counsel and Secretary	2024	$775,000	$375,000	$-	$-	$-	$-	$-	$1,150,000

Alun Williams	2025	$1,000,000	$23,262	$-	$-	$-	$-	$-	$1,023,262
Chief Operating Officer	2024	$550,000	$600,000	$-	$-	$-	$-	$-	$1,150,000

Mark Herndon	2025	$525,000	$15,508	$-	$-	$-	$-	$-	$540,508
Chief Financial Officer	2024	$350,000	$260,000	$-	$-	$-	$-	$-	$610,000

(1) The Company paid expenses associated with the healthcare benefits for Mr. Stahl.

PEO Total Compensation Amount		$ 410,000	$ 405,990
PEO Actually Paid Compensation Amount		410,000	386,400
Non-PEO NEO Average Total Compensation Amount		862,344	970,000
Non-PEO NEO Average Compensation Actually Paid Amount		$ 862,344	970,000
Tabular List, Table

2026
Name and Title	Salary	Bonus	Total
Jay Kesslen, General Counsel and Secretary	$1,050,000	TBD	$1,050,000
Alun Williams, Chief Operating Officer	$1,050,000	TBD	$1,050,000
Mark Herndon, Chief Financial Officer	$580,000	TBD	$580,000

Total Shareholder Return Amount	[1]	$ 112	170
Net Income (Loss)	[2]	$ 5,118,000	92,472,000
Measure:: 1
Pay vs Performance Disclosure
Name		Net Income
Murray Stahl [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		$ 410,000	405,990
Jay Kesslen [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		1,023,262	1,150,000
Alun Williams [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		1,023,262	1,150,000
Mark Herndon [Member]
Pay vs Performance Disclosure
Non-PEO NEO Average Total Compensation Amount		$ 540,508	$ 610,000

[1]	On August 1, 2024, the Company, formerly known as “Scott's Liquid Gold-Inc.,” completed its previously announced merger in accordance with the terms and conditions of the Agreement and Plan of Merger, dated December 19, 2023, as amended (collectively, the “Merger Agreement”), by and among Scott’s, Horizon Kinetics and HKNY One, LLC, a Delaware limited liability company and wholly-owned subsidiary of Scott’s (“Merger Sub”). In accordance with the Merger Agreement, Merger Sub merged with and into Horizon Kinetics, with Horizon Kinetics surviving the merger as a wholly-owned subsidiary of the Company (the “Merger”). As a result of the Merger, the Company became a publicly traded company on the OTC markets (HKHC). Values in this column assume $100 was invested in the Company for the period starting upon the completion of the Merger , with dividends reinvested, through the end of the listed year.
[2]	Net Income for the fiscal year 2025 includes a period prior to the Merger.